Benefit Plans (Notes)	12 Months Ended
Dec. 31, 2015
Pension and Other Postretirement Benefit Expense [Abstract]
BENEFIT PLANS
BENEFIT PLANS

Employees supporting our operations participate in the benefit plans and the employee thrift plan of Tesoro. Tesoro allocates expense to the Partnership for costs associated with the benefit plans based on the salaries of Tesoro’s employees that provide services to the Partnership as a percentage of total Tesoro salaries. The Predecessors were allocated expenses for costs associated with the benefit plans primarily based on the percentage of the Predecessors’ allocated salaries compared to Tesoro’s total salaries. Our portion of our Sponsor’s employee benefit plan expenses was $23 million, $14 million and $9 million for the years ended December 31, 2015, 2014 and 2013, respectively. These employee benefit plan expenses and the related payroll costs are included in operating and maintenance expenses and general and administrative expenses in our combined consolidated statements of operations and include amounts allocated to the Predecessors.